Cover	Aug. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2025
Entity File Number	000-56310
Entity Registrant Name	Grayscale Litecoin Trust (LTC)
Entity Central Index Key	0001732406
Entity Tax Identification Number	82-6868171
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Grayscale Investments Sponsors, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Grayscale Litecoin Trust (LTC) Shares
Trading Symbol	LTCN
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false